Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CAPITAL SERIES
Entity Central Index Key	0000045291
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000001745 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class A
Trading Symbol	PZFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class A/PZFVX) returned 21.34% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class A/PZFVX)	15.28%	7.98%	6.71%
Classic Value Fund (Class A/PZFVX)—excluding sales charge	21.34%	9.10%	7.26%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000001747 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class C
Trading Symbol	JCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$209	1.90%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class C/JCVCX) returned 20.46% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class C/JCVCX)	19.46%	8.28%	6.46%
Classic Value Fund (Class C/JCVCX)—excluding sales charge	20.46%	8.28%	6.46%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000001748 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class I
Trading Symbol	JCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class I/JCVIX) returned 21.64% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class I/JCVIX)	21.64%	9.37%	7.53%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000113483 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R2
Trading Symbol	JCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R2/JCVSX) returned 21.21% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R2/JCVSX)	21.21%	8.97%	7.12%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000078721 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R5
Trading Symbol	JCVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R5/JCVVX) returned 21.74% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R5/JCVVX)	21.74%	9.44%	7.60%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000106431 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R6
Trading Symbol	JCVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Classic Value Fund (Class R6/JCVWX) returned 21.78% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.
TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.
The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R6/JCVWX)	21.78%	9.50%	7.65%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,213,674,851
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,859,964
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

C000001759 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class A
Trading Symbol	USGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$134	1.14%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class A/USGLX) returned 34.35% (excluding sales charges) for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.
TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.
The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class A/USGLX)	27.63%	11.46%	12.09%
U.S. Global Leaders Growth Fund (Class A/USGLX)—excluding sales charge	34.35%	12.61%	12.67%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,249,004,121
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 16,886,921
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

C000001761 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class C
Trading Symbol	USLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$221	1.89%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class C/USLCX) returned 33.33% (excluding sales charges) for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.
TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.
The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class C/USLCX)	32.33%	11.76%	11.83%
U.S. Global Leaders Growth Fund (Class C/USLCX)—excluding sales charge	33.33%	11.76%	11.83%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,249,004,121
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 16,886,921
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

C000001762 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class I
Trading Symbol	USLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class I/USLIX) returned 34.70% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.
TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.
The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class I/USLIX)	34.70%	12.89%	12.96%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,249,004,121
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 16,886,921
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

C000113484 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R2
Trading Symbol	USLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$143	1.22%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R2/USLYX) returned 34.23% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.
TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.
The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R2/USLYX)	34.23%	12.49%	12.53%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,249,004,121
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 16,886,921
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

C000106432 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R6
Trading Symbol	UGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R6/UGLSX) returned 34.85% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.
TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.
The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	34.85%	13.01%	13.08%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,249,004,121
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 16,886,921
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%